Contingencies and Commitments - Summary of Provisions for Contingencies (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Contingency provisions	$ 20,387,943	$ 31,934,926
Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	16,145,865	22,877,301
For Commercial Lawsuits/Legal matters
Disclosure of other provisions [line items]
Contingency provisions	10,568,289	16,705,092
For Labor Lawsuits
Disclosure of other provisions [line items]
Contingency provisions	895,153	1,675,878
For Claims and Credit Cards
Disclosure of other provisions [line items]
Contingency provisions	200	623
For Guarantees Granted
Disclosure of other provisions [line items]
Contingency provisions	1,142	3,556
For Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	4,681,081	4,492,152
For Termination Benefits
Disclosure of other provisions [line items]
Contingency provisions	4,013,811	8,648,052
Difference for Dollarization of Judicial Deposits—Communication “A” 4686
Disclosure of other provisions [line items]
Contingency provisions	$ 228,267	$ 409,573